Long-term debt - Narrative (Details) - USD ($)	Sep. 01, 2022	May 13, 2021	Aug. 02, 2019	Jun. 25, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2020	Mar. 23, 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt					$ 923,842,589	$ 940,632,346	$ 943,512,937
Borrowings, interest rate (in percent)					4.98%	4.98%	4.98%
Sustainability Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)	3 years
Notional amount	$ 200,000,000
Borrowing costs incurred	$ 1,339,606
Current borrowings					$ 0
Sustainability Linked Revolving Credit Facility | Term Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (in percent)	1.60%
Unsecured Credit Agreement
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)			5 years
Notional amount			$ 80,000,000
Revolving Credit Line
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 125,000,000
Long-term debt								$ 40,000,000	$ 85,000,000
Revolving Credit Line | London Inter-Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (in percent)			2.15%					1.85%	1.85%
Series RC Senior Note
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)				10 years
Notional amount				$ 70,000,000	$ 70,000,000
Borrowings, interest rate (in percent)				5.18%	5.18%
Series RD Senior Note
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)				12 years
Notional amount				$ 15,000,000	$ 15,000,000
Borrowings, interest rate (in percent)				5.28%	5.28%
Vesta ESG Global bond 35/8 05/31
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 350,000,000			$ 350,000,000
Borrowing costs incurred		$ 7,746,222
Borrowings, interest rate (in percent)		3.625%			3.63%